CONCENTRATION AND RISKS (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
SUMMARY OF CUSTOMERS CONTRIBUTION	Customers contributed more than 10% of total revenues are as below:
	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Customer A	24%	31%	*

*	Represent percentage less than 10%.